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State Street Research
Intermediate Bond Fund

Semiannual Report
October 31, 1995

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What's Inside

Investment Update:
About the Fund,
economy and markets

Fund Information:
Facts and figures

Plus, Complete Portfolio Holdings
and Financial Statements

State Street Research Intermediate Bond Fund

Investment Update

Investment Environment

The Economy

[bullet] Economic growth has been moderate, and inflation remains low.

[bullet] Consumer debt levels are higher, which could lead to lower consumer spending.

[bullet] The Federal Reserve cut interest rates by one-quarter point on July
         6, 1995. As of October 31, 1995, there had been no further action taken by the Fed.

The Markets


[bullet] Bonds continued their outstanding performance. The Lehman Brothers
         Intermediate Government/Corporate Bond Index provided a total return of +6.60% for the six months ended October 31, 1995.(1)


[bullet] Interest rates have fallen sharply. Yields on 30-year U.S. Treasury bonds were 7.37% on October 31, 1995, compared to 7.99% on April 29, 1995.


[bullet] Stocks have also performed well. The S&P 500 provided a total return of +14.44% for the six months ended October 31, 1995.(1)


The Fund
Over the past six months


[bullet] For the six months ended October 31, 1995, Intermediate Bond Fund's
         Class A shares provided a total return of +6.25% (does not reflect sales charge)(2). The average total return for 167 funds in Lipper Analytical Services' Intermediate Investment Grade Debt Funds category was +7.36% (does not reflect sales charge).



[bullet] The Fund's performance did not keep pace with the average for its investment category. Our strategy of diversifying into mortgage securities hurt performance somewhat because U.S. Treasury securities performed better in this environment of falling interest rates.
         Current strategy


[bullet] The Fund's portfolio is currently divided among U.S. Treasury securities, mortgage securities, corporate bonds and international government bonds.

[bullet] The Fund's duration (a measure of how sensitive the Fund is to interest rate changes) is slightly longer than the market average. This will benefit the Fund if interest rates continue to fall, but hurt the Fund should rates rise.


[bullet] The Fund focuses on high-quality bonds. On October 31, 1995, the average quality of the bonds in the portfolio was AAA- (as rated by Standard & Poor's or equivalent).



(1) The Standard & Poor's Composite Index (S&P 500) includes 500 widely traded common stocks and is a commonly used measure of U.S. stock performance. The Lehman Brothers Intermediate Government/Corporate Bond Index is a commonly used measure of bond market performance. The indices are unmanaged and do not take sales charges into account. Direct investment in the indices is not possible; results are for illustrative purposes only.
(2) +6.25% for Class C shares.
(3) All returns represent past performance, which is no guarantee of future results. The investment return and principal value of an investment made in the Fund will fluctuate and shares, when redeemed, may be worth more or less than their original cost. All returns assume reinvestment of capital gain distributions and income dividends.(4) "A" share returns reflect the maximum 4.5% sales charge. "C" shares, offered without a sales charge, are available only to certain employee benefit plans and large institutions.


Fund Information (all data are for periods ended October 31, 1995, except where otherwise noted)

SEC Average Annual Compound
Rates of Return for periods ended 9/30/95
(at maximum applicable sales charge)3,4

               Life of Fund
             (since 5/16/94)           1 year
--------     -----------------    -------------------
Class A           +4.56%/+3.33%          +5.90%/+4.65%
--------     ----------------       -----------------
Class C           +8.37%/+7.13%         +11.14%/+9.85%

Average Annual Compound Rates of Return for periods ended 10/31/95 (at maximum applicable sales charge)3,4

               Life of Fund
             (since 5/16/94)           1 year
--------     -----------------    -------------------
Class A           +5.08%/+3.85%          +7.07%/+5.82%
--------     ----------------       -----------------
Class C           +8.68%/+7.45%         +12.37%/+11.07%

SEC Yield
(as of October 31, 1995)

Class A         5.35%/4.53%
--------      ----------
Class C         5.85%/4.99%

SEC yield is calculated according to Securities and Exchange
Commission requirements and is based on the net investment income produced for the 30 days ended October 31, 1995.

Asset Allocation
(as of October 31, 1995, by percentage of net assets)

[Pie graph]
U.S. Treasury securities      53%
Corporate bonds               27%
Mortgage securities           13%
Foreign government bonds       2%
Cash                           5%

Performance results for the Fund are increased by the Distributor's voluntary reduction of fund fees and expenses related to the Fund. The first figure reflects expense reduction; the second shows what results would have been without subsidization.

State Street Research Intermediate Bond Fund
Investment Portfolio

October 31, 1995 (Unaudited)

                                      Principal      Maturity        Value
                                        Amount         Date        (Note 1)
 ---------------------------------    -----------    ---------   ------------
FIXED INCOME securities 95.5%
U.S. Treasury 53.0%
U.S. Treasury Bond, 12.00%            $  275,000     8/15/2013      $ 412,544
U.S. Treasury Note, 5.875%             1,300,000     5/31/1996      1,302,028
U.S. Treasury Note, 8.50%              1,525,000     5/15/1997      1,588,852
U.S. Treasury Note, 7.125%               725,000     9/30/1999        758,415
U.S. Treasury Note, 6.875%             1,175,000     3/31/2000      1,223,105
U.S. Treasury Note, 7.50%                900,000    11/15/2001        973,269
U.S. Treasury Note, 6.375%               475,000     8/15/2002        487,245
U.S. Treasury Note, 6.25%                775,000     2/15/2003        788,687
U.S. Treasury Note, 5.75%              1,025,000     8/15/2003      1,011,070
                                                                    ----------
                                                                    8,545,215
                                                                    ----------
U.S. Agency 0.9%
Federal Home Loan Mortgage Corp.
  Note, 7.25%                            150,000     5/15/2002        153,070
                                                                    ----------
U.S. Agency Mortgage 12.6%
Federal Home Loan Mortgage Corp.
  Gold, 6.50%                            280,343     7/01/2008        278,240
Federal Home Loan Mortgage Corp.
  Gold, 7.00%                            243,249     6/01/2024        241,347
Federal Home Loan Mortgage Corp.
  Gold, 7.50%+                           150,000    11/13/2025        151,594
Federal National Mortgage
  Association REMIC Series
  93-52-C, 5.00%                         175,000     2/25/2001        172,921
Government National Mortgage
  Association, 8.00%                     305,010     5/15/2008        313,779
Government National Mortgage
  Association, 6.50%                     318,552     4/15/2009        317,456
Government National Mortgage
  Association, 7.00%                     103,516     1/15/2025        102,804
Government National Mortgage
  Association, 7.00%                     301,756     9/15/2025        299,680
Government National Mortgage
  Association, 5.50%+                     75,000    12/21/2025         74,227
Government National Mortgage
  Association, 6.00%+                     75,000    12/21/2025         75,070
                                                                    ----------
                                                                    2,027,118
                                                                    ----------
Bank 3.3%
First Chicago Credit Master Trust
  Series 1991-D, 8.40%                   225,000     6/15/1998        227,813
NationsBank Master Trust Series
  1995-1, 6.45%                          150,000     4/15/2003        151,781
Standard Credit Card Master Trust
  Series 1994-3A, 6.80%                  150,000     4/07/2001        153,187
                                                                    ----------
                                                                      532,781
                                                                    ----------
Canadian--Yankee 6.7%
British Columbia Hydroelectric
  Authority Deb. Series FH,
  15.50%                              $  125,000     7/15/2011       $140,889
Hydro-Quebec Deb. Series FL,
  13.25%                                 250,000    12/15/2013        307,565
Laidlaw Inc. Deb. 8.75%                   75,000     4/15/2025         85,339
Province of Manitoba Global Note,
  6.75%                                   75,000     3/01/2003         75,924
Province of Ontario Deb., 11.50%         175,000     3/10/2013        202,202
Province of Quebec, 8.80%                100,000     4/15/2003        112,019
Talisman Energy Deb., 7.125%             150,000     6/01/2007        151,914
                                                                    ----------
                                                                    1,075,852
                                                                    ----------
Finance 12.7%
American General Finance Corp.
  Note, 8.00%                            250,000     2/15/2000        265,065
Beneficial Corp. Master Trust
  Note, 8.17%                            200,000    11/09/1999        212,780
Community Program Loan Trust
  Series 1987 A-3, 4.50%                 134,579     4/01/2002        133,149
Discover Credit Card Trust Series
  1993 A, 6.25%                          150,000     8/16/2000        150,656
Ford Credit Auto Loan Master
  Trust Series 95-1, 6.50%               425,000     8/15/2000        429,250
General Electric Capital Corp.
  Master Trust Note, 7.625%              175,000     7/24/1996        177,240
General Motors Acceptance Corp.
  Master Trust Note, 7.85%               275,000    11/17/1997        284,031
Household Affinity Credit Card
  Master Trust Series 1994- 1A,
  6.025%                                 150,000     5/15/2001        149,718
Los Angeles County, CA Pension
  Series 94-D, 6.65%                     100,000     6/30/2003        100,225
Sears Credit Account Master Trust
  Series 1995-2, 8.10%                   125,000     6/15/2004        133,437
Tandy Master Trust Certificates
  Series 1991-A, 8.25%                    19,351     4/15/1999         19,400
                                                                    ----------
                                                                    2,054,951
                                                                    ----------
The accompanying notes are an integral part of the financial statements.

                                      Principal      Maturity        Value
                                        Amount         Date        (Note 1)
 ---------------------------------    -----------    ---------   ------------
Foreign Government 1.7%
                                          Danish
                                           Krone
Kingdom of Denmark, 8.00%                750,000     3/15/2006    $   138,085
                                        Deutsche
                                            Mark
Republic of Germany, 6.625%              100,000     7/09/2003         72,194
                                         Italian
                                            Lira
Republic of Italy, 10.00%             50,000,000     8/01/2003         29,119
                                         Spanish
                                          Peseta
Government of Spain, 10.90%            5,000,000     8/30/2003         41,178
                                                                    ----------
                                                                      280,576
                                                                    ----------
Industrial 3.2%
Chevron Corp. Profit Sharing
  Amortized Note, 8.11%                $125,000     12/01/2004        135,910
Columbia/HCA Healthcare Corp.
  Master Trust Note, 6.87%               125,000     9/15/2003        125,465
Electronic Data Systems Corp.
  6.85%++                                250,000     5/15/2000        255,385
                                                                    ----------
                                                                      516,760
                                                                    ----------
Mortgage 0.5%
American Southwest Financial
  Services Corp. Series 94-C2,
  8.00%                                   80,416     8/25/2010         82,175
                                                                    ----------
Trust Certificates 0.9%
Rural Electric Cooperative
  Grantor Trust Certificates,
  10.11%                                 125,000    12/15/2017        139,483
                                                                    ----------
Total Fixed Income Securities
  (Cost $15,073,790)                                               15,407,981
                                                                    ----------
SHORT-TERM OBLIGATIONS 5.2%
American Express Credit Corp.,
  5.75%                              $   471,000    11/02/1995    $   471,000
Ford Motor Credit Co., 5.66%             105,000    11/01/1995        105,000
Ford Motor Credit Co., 5.73%             254,000    11/13/1995        254,000
                                                                    ----------
Total Short-Term Obligations
  (Cost $830,000)                                                     830,000
                                                                    ----------
Total Investments (Cost
  $15,903,790)--100.7%                                             16,237,981
Cash and Other Assets, Less
  Liabilities--(0.7%)                                                (107,734)
                                                                    ----------
Net Assets--100.0%                                                $16,130,247
                                                                    ==========
Federal Income Tax Information:
At October 31, 1995, the net unrealized appreciation
  of investments based on cost for Federal income
  tax purposes of $15,912,853 was as follows:
Aggregate gross unrealized appreciation for all
   investments in which there is an excess of value
  over tax cost                                            $374,663
Aggregate gross unrealized depreciation for all
   investments in which there is an excess of tax
  cost over value                                           (49,535)
                                                           ----------
                                                           $ 325,128
                                                           ==========

 + Represents "TBA" (to be announced) purchase commitment to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized and may vary by no more than 2%.
++ Security restricted in accordance with Rule 144A under the Securities Act of 1933, which allows for the resale of such securities among certain qualified buyers. The cost and market value of the Rule 144A security owned at October 31, 1995 was $249,803 and $255,385 (1.58% of net assets), respectively.



  Forward currency exchange contracts outstanding at October 31, 1995 are as follows:

                                                      Unrealized
                            Total        Contract    Appreciation    Delivery
                            Value         Price    (Depreciation)      Date
---------------------     -----------    ---------    -----------   ---------
Sell Danish krone,
  buy U.S. dollars      710,000 DKK    .17960 DKK      $(2,447)     11/16/95
Sell Deutsche mark,
  buy U.S. dollars      192,200 DEM    .67476 DEM       (6,965)     11/16/95
Sell U.S. dollars,
  buy Deutsche mark      97,300 DEM    .67916 DEM        3,098      11/16/95
Sell Italian lira,
  buy U.S. dollars   42,500,000 ITL    .00061 ITL         (550)     11/16/95
Sell Spanish peseta,
  buy U.S. dollars    4,480,000 ESP    .00789 ESP       (1,307)     11/16/95
                                                        ---------
                                                       $(8,171)
                                                        =========

The accompanying notes are an integral part of the financial statements.

State Street Research intermediate Bond Fund

Statement of Assets and Liabilities
October 31, 1995 (Unaudited)Statement of Operations
For the six months ended October 31, 1995 (Unaudited)

Assets
Investments, at value (Cost $15,903,790) (Note 1)             $16,237,981
Cash                                                                   61
Receivable for securities sold                                    499,259
Interest receivable                                               267,504
Receivable from Distributor (Note 3)                               11,326
Receivable for open forward contracts                               3,098
Receivable for fund shares sold                                     1,075
Deferred organization costs and other assets (Note 1)              69,501
                                                                ----------
                                                               17,089,805
Liabilities
Payable for securities purchased                                  889,015
Payable for open forward contracts                                 11,269
Accrued trustees' fees (Note 2)                                    10,773
Accrued management fee (Note 2)                                     7,500
Accrued distribution fee (Note 5)                                   2,244
Accrued transfer agent and shareholder services (Note 2)              306
Other accrued expenses                                             38,451
                                                                ----------
                                                                  959,558
                                                                ----------
                                                              $16,130,247
                                                                ==========
Net Assets
Net Assets consist of:
 Undistributed net investment income                          $   262,137
 Unrealized appreciation of investments                           334,191
 Unrealized depreciation of forward contracts and
   foreign currency                                                (8,107)
 Accumulated net realized gain                                    100,131
 Shares of beneficial interest                                 15,441,895
                                                                ----------
                                                              $16,130,247
                                                                ==========
Net Asset Value and redemption price per share of Class A
  shares ($10,615,286 / 1,057,613 shares of beneficial
  interest)                                                        $10.04
                                                                ==========
Maximum Offering Price per share of Class A shares
  ($10.04 / .955)                                                  $10.51
                                                                ==========
Net Asset Value, offering price and redemption price per
  share of Class C shares ($5,514,961 / 549,307
  shares of beneficial interest)                                   $10.04
                                                                ==========

Statement of Operations
For the six months ended October 31, 1995 (Unaudited)

Investment Income
Interest, net of foreign taxes of $721                           $541,210
Expenses
Management fee (Note 2)                                            43,101
Custodian fee                                                      33,980
Distribution fee--Class A (Note 5)                                 13,249
Report to shareholders                                             11,615
Amortization of organization costs (Note 1)                         8,885
Registration fees                                                   8,341
Audit fee                                                           7,499
Trustees' fees (Note 2)                                             6,901
Legal fees                                                          2,550
Transfer agent and shareholder services (Note 2)                      918
Miscellaneous                                                       1,788
                                                                   -------
                                                                  138,827
Expenses borne by the Distributor (Note 3)                        (66,804)
                                                                   -------
                                                                   72,023
                                                                   -------
Net investment income                                             469,187
                                                                   -------
Realized and Unrealized Gain (Loss)
  on Investments, Forward Contracts
  and Foreign Currency
Net realized gain on investments (Notes 1 and 4)                  246,398
Net realized gain on forward contracts and foreign currency
  (Note 1)                                                          6,635
                                                                   -------
 Total net realized gain                                          253,033
                                                                   -------
Net unrealized appreciation of investments                        188,204
Net unrealized depreciation of forward contracts and foreign
  currency                                                         (7,184)
                                                                   -------
 Total net unrealized apppreciation                               181,020
                                                                   -------
Net gain on investments, foreign currency and forward
  contracts                                                       434,053
                                                                   -------
Net increase in net assets resulting from operations             $903,240
                                                                   =======

The accompanying notes are an integral part of the financial statements.

State Street Research Intermediate Bond Fund

Statement of Changes in Net Assets

                                                            For the period
                                                             May 16, 1994
                                      Six months ended     (commencement of
                                      October 31, 1995      operations) to
                                        (Unaudited)         April 30, 1995
 ---------------------------------    -----------------    -----------------
Increase (Decrease) in Net Assets
Operations:
Net investment income                   $   469,187           $   786,765
Net realized gain (loss) on
  investments, forward contracts
  and foreign currency*                     253,033              (144,687)
Net unrealized appreciation of
  investments, forward contracts
  and foreign currency                      181,020               145,064
                                       ----------------     ----------------
Net increase resulting from
  operations                                903,240               787,142
                                       ----------------     ----------------
Dividends from net investment
  income:
 Class A                                   (232,675)             (465,343)
 Class C                                   (126,002)             (178,010)
                                       ----------------     ----------------
                                           (358,677)             (643,353)
                                       ----------------     ----------------
Net increase from fund share
  transactions (Note 6)                   1,626,002            13,815,893
                                       ----------------     ----------------
Total increase in net assets              2,170,565            13,959,682
Net Assets
Beginning of period                      13,959,682                 --
                                       ----------------     ----------------
End of period (including
  undistributed net investment
  income of $262,137 and
  $151,627, respectively)               $16,130,247           $13,959,682
                                       ================     ================
*Net realized gain (loss) for
  Federal income tax
  purposes (Note 1)                     $   134,246           $   (37,239)
                                       ================     ================

Notes to Unaudited Financial Statements
October 31, 1995

Note 1

State Street Research Intermediate Bond Fund (the "Fund") is a series of State Street Research Securities Trust (the "Trust"), which was organized as a Massachusetts business trust in January, 1994 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund commenced operations in May, 1994. The Fund is presently the only active series of the Trust, although the Trustees have the authority to create an unlimited number of series.

The Fund is authorized to issue four classes of shares. Only Class A and Class C shares are presently available for purchase. Class B and Class D shares are not being offered at this time. Class A shares are subject to an initial sales charge of up to 4.50% and an annual service fee of 0.25% of average daily net assets. Class B shares will be subject to a contingent deferred sales charge on certain redemptions made within five years of purchase and pay annual distribution and service fees of 1.00%. Class B shares automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years after the issuance of the Class B shares. Class C shares are only offered to certain employee benefit plans and large institutions. No sales charge is imposed at the time of purchase or redemption of Class C shares. Class C shares do not pay any distribution or service fees. Class D shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase. Class D shares also pay annual distribution and service fees of 1.00%. The Fund's expenses are borne pro-rata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the Plan of Distribution, related specifically to that class. The Trustees declare separate dividends on each class of shares.

The following significant accounting policies are consistently followed by the Fund in preparing its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.


A. Investment Valuation
Securities are valued by a pricing service, which utilizes market transactions, quotations from dealers, and various relationships among securities in determining value. Short-term securities maturing within sixty days are valued at amortized cost. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate.



B. Security Transactions
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered. Gains and losses that arise from changes in exchange rates are not segregated from gains and losses that arise from changes in market prices of investments.
The accompanying notes are an integral part of the financial statements.

State Street Research Intermediate Bond Fund

C. Net Investment Income
Net investment income is determined daily and consists of interest accrued and discount earned, less the estimated daily expenses of the Fund. Interest income is accrued daily as earned. Discount on debt obligations is amortized under the effective yield method.

D. Dividends
Dividends from net investment income are declared and paid or reinvested quarterly. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Income dividends and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. The difference is primarily due to differing treatments for foreign currency transactions and paydown gains and losses.

E. Federal Income Taxes
No provision for Federal income taxes is necessary because the Fund intends to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods. At April 30, 1995, the Fund had a capital loss carryforward of $37,239 available, to the extent provided in regulations, to offset future capital gains, if any, which expires on April 30, 2003.

In order to meet certain excise tax distribution requirements under Section 4982 of the Internal Revenue Code, the Fund is required to measure and distribute annually, if necessary, net capital gains realized during a twelve-month period ending October 31. In this connection, the Fund is permitted to defer into its next fiscal year any net capital losses incurred between each November 1 and the end of its fiscal year. From November 1, 1994 through April 30, 1995, the Fund incurred net capital losses of approximately $94,000 and intends to defer and treat such losses as arising in the fiscal year ending April 30, 1996.

F. Deferred Organization Costs
Certain costs incurred in the organization and registration of the Fund were capitalized and are being amortized under the straight-line method over a period of five years.


G. Forward Contracts and Foreign Currencies
The Fund enters into forward foreign currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to hedge certain purchase and sale commitments denominated in foreign currencies. A forward foreign currency exchange contract is an obligation by the Fund to purchase or sell a specific currency at a future date, which may be any fixed number of days from the origination date of the contract. Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. The aggregate principal amount of forward currency exchange contracts is recorded in the Fund's accounts. All commitments are marked-to-market at the applicable transaction rates resulting in unrealized gains or losses. The Fund records realized gains or losses at the time the forward contracts are extinguished by entry into a closing contract or by delivery of the currency. Neither spot transactions nor forward currency exchange contracts eliminate fluctuations in the prices of the Fund's portfolio securities or in foreign exchange rates, or prevent loss if the price of these securities should decline.
Note 2


The Trust and State Street Research & Management Company (the "Adviser"), an indirect wholly owned subsidiary of Metropolitan Life Insurance Company ("Metropolitan"), have entered into an agreement under which the Adviser earns monthly fees at an annual rate of 0.55% of the Fund's average daily net assets. In consideration of these fees, the Adviser furnishes the Fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the six months ended October 31, 1995, the fees pursuant to such agreement amounted to $43,101.

State Street Research Shareholder Services, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), an indirect wholly owned subsidiary of Metropolitan, provides certain shareholder services to the Fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the Fund. During the six months ended October 31, 1995, the amount of such expenses was $688.

The fees of the Trustees not currently affiliated with the Adviser amounted to $6,901 during the six months ended October 31, 1995.
Note 3

The Distributor and its affiliates may from time to time and in varying amounts voluntarily assume some portion of fees or expenses relating to the Fund. During the six months ended October 31, 1995, the amount of such expenses assumed by the Distributor and its affiliates was $66,804.
Note 4

For the six months ended October 31, 1995, purchases and sales of securities, exclusive of short-term obligations, aggregated $9,781,566 and $7,996,881 (including $8,970,286 and $7,203,205 of U.S. Government securities), respectively.

State Street Research Intermediate Bond Fund

Note 5


The Trust has adopted a Plan of Distribution Pursuant to Rule 12b-1 (the "Plan") under the Investment Company Act of 1940. Under the Plan, the Fund will pay annual service fees to the Distributor at a rate of 0.25% of average daily net assets for Class A, Class B and Class D shares. In addition, the Fund will pay annual distribution fees of 0.75% of average daily net assets for Class B and Class D shares. The Distributor uses such payments for personal service and/or the maintenance of shareholder accounts, to reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For the six months ended October 31, 1995, fees pursuant to such plan amounted to $13,249 for Class A.
Note 6


The Trustees have the authority to issue an unlimited number of shares of beneficial interest, $.001 par value per share. At October 31, 1995, Metropolitan owned 1,047,121 Class A shares and 386,133 Class C shares of the Fund and the Adviser owned 10,471 Class A shares of the Fund. Share transactions were as follows:

                                                         May 16, 1994
                          Six months ended             (Commencement of
                          October 31, 1995              Operations) to
                             (Unaudited)                April 30, 1995
                        ----------------------    ---------------------------
Class A                 Shares        Amount        Shares          Amount
 -------------------      -------      -------      ---------    -----------
Shares sold                --             --      1,057,613      $10,100,193
                          -------      -------      ---------    -----------
Net increase               --             --      1,057,613      $10,100,193
                          =======      =======      =========    ===========
Class C                 Shares        Amount        Shares          Amount
 -------------------      -------      -------      ---------    -----------
Shares sold             169,539     $1,695,026      654,776      $ 6,291,798
Issued upon
   reinvestment of
   dividends              1,993         19,792        --              --
Shares repurchased       (8,937)       (88,816)    (268,064)      (2,576,098)
                          -------      -------      ---------    -----------
Net increase            162,595     $1,626,002      386,712      $ 3,715,700
                          =======      =======      =========    ===========

State Street Research Intermediate Bond Fund

Financial Highlights
For a share outstanding throughout each period.

                                                        Class A                             Class C
                                            --------------------------------    --------------------------------
                                             Six months                         Six months
                                                ended         May 16, 1994         ended          May 16, 1994
                                             October 31,    (Commencement of    October 31,     (Commencement of
                                                1995         Operations) to        1995          Operations) to
                                             (Unaudited)     April 30, 1995     (Unaudited)      April 30, 1995
----------------------------------------     ------------   ----------------    ------------    ----------------
Net asset value, beginning of period           $  9.66          $  9.55           $ 9.67             $ 9.55
Net investment income*                             .30              .54              .31                .56
Net realized and unrealized gain on
  investments, foreign currency and
  forward contracts                                .30              .01              .29                .02
Dividends from net investment income              (.22)            (.44)            (.23)              (.46)
                                              ----------     --------------       ----------     ---------------
Net asset value, end of period                 $ 10.04          $  9.66           $10.04             $ 9.67
                                              ==========     ==============       ==========     ===============
Total return+++                                   6.25%            5.96%            6.25%              6.30%
Net assets at end of period (000s)             $10,615          $10,222           $5,515             $3,738
Ratio of operating expenses to average
  net assets*                                     1.00%++          1.00%++          0.75%++            0.75%++
Ratio of net investment income to
  average net assets*                             5.91%++          5.92%++          6.15%++            6.17%++
Portfolio turnover rate                          54.38%          157.75%           54.38%            157.75%
*Reflects voluntary assumption of fees
  or expenses per share. (Note 3)              $   .04          $   .11           $  .04             $  .10

 ++ Annualized

+++ Represents aggregate return for the period without annualization and does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the Distributor and its affiliates had not voluntarily assumed a portion of the Fund's expenses.

Fund Information, Officers and Trustees of State Street Research Securities
Trust
Fund Information

State Street Research
Intermediate Bond Fund
One Financial Center
Boston, MA 02111

Investment Adviser
State Street Research &
Management Company
One Financial Center
Boston, MA 02111

Distributor
State Street Research
Investment Services, Inc.
One Financial Center
Boston, MA 02111

Shareholder Services
State Street Research
Shareholder Services
P.O. Box 8408
Boston, MA 02266-8408
1-800-562-0032

Custodian
State Street Bank and
Trust Company
225 Franklin Street
Boston, MA 02110

Legal Counsel
Goodwin, Procter & Hoar
Exchange Place
Boston, MA 02109

Officers

Ralph F. Verni
Chairman of the Board,
President and
Chief Executive Officer

John H. Kallis
Vice President

Kim M. Peters
Vice President

Thomas A. Shively
Vice President

Gerard P. Maus
Treasurer

Joseph W. Canavan
Assistant Treasurer

Douglas A. Romich
Assistant Treasurer

Francis J. McNamara, III
Secretary and General Counsel

Darman A. Wing
Assistant Secretary and
Assistant General Counsel

Amy L. Simmons
Assistant Secretary

Trustees

Ralph F. Verni
Chairman of the Board,
President, Chief Executive
Officer and Director,
State Street Research &
Management Company

Edward M. Lamont
Formerly in banking (Morgan
Guaranty Trust Company of
New York); presently engaged
in private investments and
civic affairs

Robert A. Lawrence
Partner, Saltonstall & Co.

Dean O. Morton
Retired; formerly Executive
Vice President, Chief
Operating Officer and Director,
Hewlett-Packard Company

Thomas L. Phillips
Retired; formerly Chairman of
the Board and Chief Executive
Officer, Raytheon
Company

Toby Rosenblatt
President,
The Glen Ellen Company
Vice President,
Founders Investments Ltd.

Michael S. Scott Morton
Jay W. Forrester Professor of
Management, Sloan School
of Management, Massachusetts
Institute of Technology

Jeptha H. Wade
Retired; formerly Of Counsel,
Choate, Hall & Stewart

[Back cover]

State Street Research Intermediate Bond Fund
One Financial Center
Boston, MA 02111

[Indicia]
First Class
U.S. Postage
PAID
Brockton, MA
Permit No. 600

Questions? Comments?
Call us at 1-800-562-0032,
or write us at:
State Street Research
Shareholder Services
P.O. Box 8408
Boston, MA 02266-8408

[logo-State Street Research]

This report is prepared for the general information of current shareholders only. It is not authorized for use as sales material with prospective investors.

CONTROL NUMBER: 2851-951226(0197)SSR-LD

Cover Illustration by Dorothy Cullinan  IB-110E-1295